Long-term loans	6 Months Ended
Sep. 30, 2022
Long-term loans
Long-term loans

17.Long-term loans

Long-term loan consisted of the following:

	As of
	September 30,	March 31,
	2022	2022
Long-term loan	$13,241,558	$14,809,302

On January 4, 2022, the Group borrowed the amount of $13,241,558 (RMB94,012,410) through a five-year long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd. The annual interest rate is 6%. The Group is obligated to pay interest each year on December 30th, whereas the principal should be returned on January 3, 2027. Earlier payment is acceptable without any penalties.